Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2013	2012	2011

Current payable	$1,556	$1,660	$693
Deferred	423	2	(97)

Total provision	$1,979	$1,662	$596

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2013	2012

Deferred tax assets:
Allowance for loan and lease loss	$2,396	$2,645
Net unrealized loss on securities	1,152	-
Supplemental retirement plan	247	218
Investment security basis adjustment	66	66
Nonaccrual interest income	472	508
Deferred origination fees, net	171	189
OREO adjustments	107	116
Accrued compensation	197	-
Net operating losses	-	86
Other	19	47
Gross deferred tax assets	4,827	3,875

Deferred tax liabilities:
Premises and equipment	503	434
Net unrealized gain on securities	-	2,777
FHLB stock dividends	225	225
Intangibles	304	256
Other	107	2
Gross deferred tax liabilities	1,139	3,694

Net deferred tax assets	$3,688	$181

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2013		2012		2011
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$3,062	34.0%	$2,700	34.0%	$1,606	34.0%
Tax-free income	(1,138)	(12.6)	(1,095)	(13.8)	(1,071)	(22.7)
Nondeductible interest expense	45	0.5	48	0.6	61	1.3
Other	10	0.1	9	0.1	-	-

Actual tax expense and effective rate	$1,979	22.0%	$1,662	20.9%	$596	12.6%